Prepaid Expenses (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses [Abstract]
Impairment charges			$ 375
Consulting services	$ 200	$ 100